Pledge of Assets - Carrying Value of Group's Assets Pledged to Secure Credit Facilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure Of Pledged Assets [abstract]
Bank deposits	¥ 14,900	$ 2,140	¥ 33,500
Property, plant and equipment	47,739	6,857	53,745
Right-of-use assets	54,575	7,839
Prepaid lease payments			56,116
Total assets pledged as security	¥ 117,214	$ 16,836	¥ 143,361